Interests in associates and joint ventures - Summarized asset and liability information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in associates and joint ventures [abstract]
Non-current financial assets	€ 2
Trade receivables	45	€ 55	€ 79
Current financial assets	(2)	(1)	237
Other current assets			13
Current liabilities	4	7	226
Trade payables	10	15	14
Other current liabilities	1	1	1
Deferred income	€ 45	€ 45	€ 2